THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON AUGUST 16, 2004
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON MAY 16, 2005

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------------

Check here if Amendment [X  ]; Amendment Number: 3
                                                ---------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

         /s/ Mark D. Lerner          Baltimore, Maryland        5/16/05
         -----------------------     -----------------------    ------------
               [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                            -----------------------------

Form 13F Information Table Entry Total:    7
                                           ------------------------------

Form 13F Information Table Value Total:    $138,027
                                            -----------------------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                          FORM 13F INFORMATION TABLE


      COLUMN 1            COLUMN 2           COLUMN 3          COLUMN 4                 COLUMN 5                 COLUMN 6
-------------------   --------------    ----------------   ---------------   ----------------------------   ----------------
                                                                VALUE          SHRS OR     SH/      PUT/        INVESTMENT
   NAME OF ISSUER      TITLE OF CLASS          CUSIP           (x$1000)        PRN AMT     PRN      CALL        DISCRETION
-------------------   --------------    ----------------   ---------------   ----------------------------   ----------------

Cox Communications        Common             224044107          19,453         700,000     SH       PUT            SOLE
-----------------------------------------------------------------------------------------------------------------------------

Hollinger Intl            Common             435569108          29,218       1,740,200     SH                      SOLE
-----------------------------------------------------------------------------------------------------------------------------

Loews Corporation         Common             540424108          35,436         591,000     SH                      SOLE
-----------------------------------------------------------------------------------------------------------------------------

Mandalay Resort Grp       Common             562567107          33,317         485,390     SH                      SOLE
-----------------------------------------------------------------------------------------------------------------------------

Mandalay Resort Grp       Common             562567107           1,716          25,000     SH       CALL           SOLE
-----------------------------------------------------------------------------------------------------------------------------

Mandalay Resort Grp       Common             562567107          13,728         200,000     SH       CALL           SOLE
-----------------------------------------------------------------------------------------------------------------------------

Noranda Inc.              Common             655422103           5,159         300,000     SH                      SOLE
-----------------------------------------------------------------------------------------------------------------------------



      COLUMN 1              COLUMN 7                       COLUMN 8
-------------------      -------------     ----------------------------------------
                             OTHER                       VOTING AUTHORITY
   NAME OF ISSUER           MANAGERS              SOLE       SHARED        NONE
-------------------      -------------     ----------------------------------------

Cox Communications                                                         NONE
-----------------------------------------------------------------------------------

Hollinger Intl                                    SOLE
-----------------------------------------------------------------------------------

Loews Corporation                                 SOLE
-----------------------------------------------------------------------------------

Mandalay Resort Grp                               SOLE
-----------------------------------------------------------------------------------

Mandalay Resort Grp                                                        NONE
-----------------------------------------------------------------------------------

Mandalay Resort Grp                                                        NONE
-----------------------------------------------------------------------------------

Noranda Inc.                                      SOLE
-----------------------------------------------------------------------------------